SECURED CONVERTIBLE NOTE AGREEMENTS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
CONVERTIBLE AND NON-CONVERTIBLE NOTE AGREEMENTS

6.

SECURED CONVERTIBLE NOTE AGREEMENTS

The Company currently has three debt facilities outstanding, all of them held by its president and principal shareholder.

One convertible note in the amount of $1,997,483, dated February 1, 2013 was a consolidation of prior debt instruments. The note bore annual interest of 7.5%, was convertible at $0.35 per share and due December 31, 2016. On February 12, 2015, this note was modified by securing the note with all the assets of the Company and by extending the due date of the note from December 31, 2016 to December 31, 2020. The modification was accounted for as a debt extinguishment in accordance with ASC 470. As a result of the modification the Company recorded a loss on extinguishment of debt of $34,586. As of December 31, 2016, the principal balance of the note is $1,997,483 and accrued interest amounted to $137,088.

A second convertible note in the amount of $1,000,000 dated July 11, 2013 related to a new funding on that date. The note bore annual interest of 7.5%, was convertible at $1.00 per share and was due July 10, 2018. In connection with the note, the Company issued five–year warrants to purchase 500,000 shares of common stock at an exercise price of $1.30 per share. On February 12, 2015, this note was modified by securing the note with all the assets of the Company, by extending the due date of the note from July 10, 2018 to December 31, 2020 and by reducing the conversion rate of the note from $1.00 to $0.35 per share. The modification was accounted for as a debt extinguishment in accordance with ASC 470. As a result of the modification, the Company recorded a loss on extinguishment of debt of $562,062. Also, in connection with the modification the Company recorded a note discount of $60,390, related to the relative fair value of the warrants attached to the note. This discount will be amortized over the remaining term of the note. For the year ended December 31, 2016 the Company recorded interest expense of $10,290 related to the amortization of the discounts related to the warrants. As of December 31, 2016, the balance of the unamortized discount related to the warrants was $41,075. As of December 31, 2015, the principal balance on this note is $1,000,000 and accrued interest amounted to $35,041. In July 2016, the Company issued 208,333 shares of common stock to its president and principal shareholder in payment of accrued interest of $75,000 on this convertible note.

In connection with the debt modifications described above, the Company entered into a secured convertible line of credit agreement for up to $4 million with its president and principal shareholder. On April 8, 2016, the Company and its president and principal shareholder entered into the First Amendment to Secured Revolving Convertible Promissory Note Agreement increasing the credit facility from $4 million to $5 million. On September 27, 2016, the Company and its president and principal shareholder entered into the Second Amendment to Secured Revolving Convertible Promissory Note Agreement increasing the credit facility from $5 million to $6 million. Under the agreements, the Company may, with the prior approval of its president and principal shareholder, receive advances under the secured convertible line of credit. Each advance bears an annual interest rate of 7.5%, is due December 31, 2020 and is convertible at the rate equal to the closing price of the Company’s common stock on the day prior to the date the parties agree to the advance. In addition, the Company will issue the Company’s president and principal shareholder two year warrants to purchase shares of common stock at an exercise price of $2.00 per share. The number of warrants issued equals 50% of the number of shares issuable upon the conversion of the related advance.

The Company received 16 advances totaling $2,430,000 with conversion rates between $0.2108 and $0.55 per share, and issued two year warrants to purchase 3,795,498 shares of common stock at an exercise price of $2.00 per share. In connection with these advances, the Company has recorded loan discounts related to the warrants and the beneficial conversion features of the advances amounting to $180,172 and $180,172, respectively. During the year ended December 31, 2016, the Company has recognized interest expense of $143,681 related to the amortization of these loan discounts. As of December 31, 2016, the principal balance of the advances is $5,695,000 and the balance of the unamortized discounts related to the warrants and the beneficial conversion feature was $367,663 and $367,663, respectively. In addition, accrued interest due on these advances amounted to $310,122 at December 31, 2016.

The calculated loan discounts were based on the relative fair value of the warrants which was calculated by the Company using the Black Scholes option pricing model loan discount, using volatilities of between 99.01% and 105.41%, based on the Company’s historical stock price, discount rates from 0.58% to 1.22%, and expected terms of 2 years, the term of the warrants.

A summary of notes payable and related discounts as of December 31, 2016 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount

Related parties
Secured Convertible notes payable	$2,997,483	$(41,076)	$2,956,407
Secured Convertible Line of Credit	5,695,000	(735,326)	4,959,674
Less current portion	—	—	—
Secured convertible notes payable and line of credit, net of current portion	$8,692,483	$(776,402)	$7,916,081

A summary of notes payable and related discounts as of December 31, 2015 is as follows:

	Principal	Unamortized Discount	Debt, Net of Discount

Related parties
Secured Convertible notes payable	$2,997,483	$(51,365)	$2,946,118
Secured Convertible Line of Credit	3,265,000	(518,664)	2,746,336
Less current portion	—	—	—
Secured convertible notes payable and line of credit, net of current portion	$6,262,483	$(570,029)	$5,692,454